Cover	May 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	Opendoor Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39253
Entity Tax Identification Number	30-1318214
Entity Address, Address Line One	1295 West Washington Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Tempe,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	480
Local Phone Number	618-6760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001801169
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Series A Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $13.00 per warrant
Trading Symbol	OPENL
Security Exchange Name	NASDAQ
Series K Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Series K Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $9.00 per warrant
Trading Symbol	OPENW
Security Exchange Name	NASDAQ
Series Z Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Series Z Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $17.00 per warrant
Trading Symbol	OPENZ
Security Exchange Name	NASDAQ